UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 West Michigan Avenue, Suite 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     February 7, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     $329,247 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	6056	130453	sh		shared	0	105753	0	24700
ATI Technologies Inc		COM	001941103	2621	154275	sh		shared	0	132645	0	21630
AT&T Inc			COM	00206R102	245	9991	sh		sole	0	8491	0	1500
Amerco				COM	023586100	288	4000	sh		shared	0	4000	0	0
Amgen Inc			COM	031162100	634	8042	sh		shared	0	6111	0	1931
Amphenol Corp NEW		CL A	032095101	8002	180797	sh		shared	0	151387	0	29410
Arena Res Inc New		COM	040049108	414	15000	sh		shared	0	15000	0	0
BP PLC			Sponsored ADR	055622104	393	6124	sh		sole	0	3600	0	2524
Bank of America			COM	060505104	7150	154936	sh		shared	0	131561	0	23375
Becton Dickinson & Company	COM	075887109	270	4500	sh		shared	0	3200	0	1300
Bed Bath Beyond Inc		COM	075896100	2338	64665	sh		shared	0	53210	0	11455
Best Buy Inc			COM	086516101	2691	61886	sh		shared	0	51894	0	9992
Bright Horizon Family Solutions	COM	109195107	2302	62131	sh		shared	0	51456	0	10675
CDW Corporation			COM	12512N105	4784	83090	sh		shared	0	68490	0	14600
Carrington Labs Inc		COM	144525102	104	22000	sh		sole	0	22000	0	0
Cheesecake Factory Inc		COM	163072101	3397	90843	sh		shared	0	76953	0	13890
Chico's Fas			COM	168615102	5480	124735	sh		shared	0	104560	0	20175
Cisco Sys Inc			COM	17275R102	448	26192	sh		sole	0	21270	0	4922
Citigroup Inc			COM	172967101	7696	158573	sh		shared	0	129151	0	29422
Dell Inc			COM	24702R101	5119	170929	sh		shared	0	143709	0	27220
Dionex Corp			COM	254546104	1835	37395	sh		shared	0	31220	0	6175
Dupont E I DE Nemours & Co	COM	263534109	470	11050	sh		sole	0	11050	0	0
Electronic Arts Inc		COM	285512109	3984	76159	sh		shared	0	60889	0	15270
Enerplus Res Fd		Unit TR G NEW	29274D604	13357	278394	sh		shared	0	238369	0	40025
Expeditors Intl Washington	COM	302130109	206	3050	sh		shared	0	0	0	3050
Exxon Mobil Corp		COM	30231G102	981	17458	sh		shared	0	16858	0	600
Factset Resh Sys Inc		COM	303075105	3230	78475	sh		shared	0	63637	0	14838
Fastenal Co			COM	311900104	8654	221153	sh		shared	0	182675	0	38478
Fifth Third Bancorp		COM	316773100	1160	30744	sh		sole	0	22574	0	8170
First National Lincoln Corp	COM	335716106	248	14100	sh		sole	0	0	0	14100
Flaherty & Crmn/Clymr Pfd Se	COM SHS	338478100	643	33332	sh		sole	0	31237	0	2095
Flaherty & Crumrine Pfd Inc	COM	33848E106	575	51850	sh		sole	0	41150	0	10700
Florida Rock Industries Inc	COM	341140101	4522	92165	sh		shared	0	77890	0	14275
Fortune Brands Inc		COM	349631101	4353	55790	sh		shared	0	46830	0	8960
Genentech Inc			COM NEW	368710406	4856	52495	sh		shared	0	44315	0	8180
General Electric Co		COM	369604103	1020	29095	sh		shared	0	21796	0	7299
Gentex Corp			COM	371901109	221	11317	sh		shared	0	2517	0	8800
Harley Davidson Inc		COM	412822108	4668	90665	sh		shared	0	76165	0	14500
Intel Corp			COM	458140100	240	9600	sh		shared	0	6000	0	3600
ISHARES TR		MSCI EMERG MKT	464287234	8440	95632	sh		shared	0	83652	0	11980
ISHARES TR		S&P 500/BAR GRW	464287309	3500	59045	sh		sole	0	56364	0	2681
ISHARES TR		S&P 500/BAR VAL	464287408	4599	70704	sh		sole	0	65877	0	4827
ISHARES TR		S&P MIDCP GRW	464287606	3930	51964	sh		sole	0	49329	0	2635
ISHARES TR		S&P SMLCP VALU	464287879	2746	42991	sh		sole	0	40468	0	2523
ISHARES TR		S&P SMLCP GROW	464287887	2552	21986	sh		sole	0	20235	0	1751
JPMorgan & Chase & CO		COM	46625H100	563	14195	sh		shared	0	6001	0	8194
Jacobs Engineering Group Inc	COM	469814107	3118	45940	sh		shared	0	37695	0	8245
Johnson & Johnson		COM	478160104	523	8701	sh		shared	0	7701	0	1000
Kellogg Co			COM	487836108	590	13657	sh		shared	0	13657	0	0
Kronos Inc			COM	501052104	4016	95935	sh		shared	0	78100	0	17835
L-3 Communications Hldg Corp	COM	502424104	5456	73385	sh		shared	0	59450	0	13935
Labor Ready Inc			COM NEW	505401208	2244	107760	sh		shared	0	91425	0	16335
Landstar Systems Inc		COM	515098101	3050	73070	sh		shared	0	62595	0	10475
McGraw Hill Cos Inc		COM	580645109	3557	68890	sh		shared	0	56165	0	12725
Medtronic Inc			COM	585055106	300	5214	sh		shared	0	5214	0	0
Microsoft Corp			COM	594918104	211	8064	sh		shared	0	7330	0	734
MIDCAP SPDR TR		UNIT SER 1	595635103	4834	35891	sh		sole	0	33041	0	2850
Mine Safety Appliances Co	COM	602720104	3943	108890	sh		shared	0	92735	0	16155
Monsanto Co New			COM	6116W101	693	8933	sh		sole	0	7756	0	1177
Morgan Stanley Emer Mkts Fd	COM	61744G107	7558	344810	sh		shared	0	289569	0	55241
National City Corp		COM	635405103	945	28160	sh		shared	0	26037	0	2123
Oracle				COM	68389X105	211	17249	sh		shared	0	11697	0	5552
O Reilly Automotive Inc		COM	686091109	5478	171125	sh		shared	0	139207	0	31918
Pepsico Inc			COM	713448108	385	6523	sh		shared	0	2330	0	4193
Pfizer Inc			COM	717081103	16087	689830	sh		shared	0	402959	0	286871
QLT Inc				COM	746927102	102	16000	sh		shared	0	16000	0	0
Rare Hospitality Intl Inc	COM	753820109	3019	99350	sh		shared	0	84475	0	14875
Respironics Inc			COM	761230101	5773	155730	sh		shared	0	125760	0	29970
SPDR TR			UNIT SER 1	78462F103	2472	19852	sh		sole	0	19841	0	11
Shuffle Master Inc		COM	825549108	2459	97829	sh		shared	0	82460	0	15369
Stryker Corp			COM	863667101	90009	2025812	sh		shared	0	907669	0	1118143
Suncore Energy			COM	867229106	8573	135805	sh		shared	0	116135	0	19670
Sun Trust Banks			COM	867914103	242	3328	sh		shared	0	2487	0	841
Sysco Corp			COM	871829107	5927	190883	sh		shared	0	158915	0	31968
3M Company			COM	88579Y101	244	3146	sh		shared	0	3146	0	0
Viacom Inc			CL B	925524308	1954	59945	sh		shared	0	50620	0	9325
Walgreen Co			COM	931422109	3291	74351	sh		shared	0	57258	0	17093




